UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments.

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited)
May 31, 2014

Pricipal Amount*		Rate (1)	Maturity	Value
	Bank Loans - 97.6%
	Agricultural Suppy & Distribution - 0.1%
$29,757	Pinnacle Operating Corporation	4.750%	11/06/2018	$29,831

	Automotive - 2.0%
375,000	August LuxUK Holding Company	10.500	4/29/2019	378,750

	Building Materials - 1.1%
228,000	Euramax Holdings, Inc.	12.250	9/30/2016	210,900

	Building Products - 2.1%
167,953	C.H.I. Overhead Doors, Inc.	6.500	3/18/2019	168,688
232,418	Quality Home Brands Holdings, LLC	7.750	12/17/2018	235,323
	Total Building Products			404,011

	Chemicals - 1.3%
85,000	Flint Group Holdings S.A R.L	4.750	5/03/2021	84,947
77,000	PeroxyChem, LLC	7.500	2/28/2020	77,770
86,000	Royal Adhesives and Sealants, LLC	9.750	1/31/2019	87,505
	Total Chemicals			250,222

	Cinema Services - 0.3%
53,000	AUFINCO PTY Limited	8.250	11/30/2020	54,325

	Communication Services - 6.2%
92,000	Aricent Technologies	5.500	4/14/2021	92,173
109,000	Aricent Technologies	9.500	4/14/2022	109,273
137,646	Asurion, LLC	5.000	5/24/2019	138,299
456,000	Asurion, LLC	8.500	3/03/2021	469,490
340,469	ConvergeOne Holdings Corp.	9.250	5/09/2019	342,810
58,558	Hemisphere Media Group, Inc.	6.250	7/30/2020	58,997
	Total Communication Services			1,211,042

	Computers & Electronics - 5.4%
143,000	4L Technologies, Inc.	5.500	5/08/2020	143,304
58,000	Active Network, Inc.	5.500	11/13/2020	57,855
129,000	Electrical Components Inter., Inc.	5.750	4/17/2021	129,645
47,000	Flexera Software LLC	8.000	4/02/2021	47,294
63,000	Go Daddy Operating Company, LLC	4.750	5/05/2021	63,354
110,000	Serena Software, Inc.	7.500	4/14/2020	110,825
139,000	SI Organization, Inc., The	5.750	11/14/2019	139,521
82,000	Stratus Technologies, Inc.	6.000	4/28/2021	81,795
265,000	Sungard Availability Services Capital, Inc.	6.000	3/29/2019	263,921
	Total Computers & Electronics			1,037,514

	Consumer Products - 2.2%
222,385	Hunter Fan Company	6.500	12/20/2017	222,755
124,688	Norcraft Companies L.P.	5.250	12/11/2020	125,623
84,716	Sun Products Corporation, The	5.500	3/23/2020	82,174
	Total Consumer Products			430,552

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2014

Pricipal Amount*		Rate (1)	Maturity	Value
	Education Services - 2.2%
$111,720	Ascend Learning, LLC	6.000%	7/26/2019	$112,614
101,000	Ascend Learning, LLC	9.500	11/27/2020	101,505
147,038	McGraw-Hill Global Education Holdings, LLC	9.000	3/22/2019	149,335
58,000	Renaissance Learning, Inc.	8.000	4/01/2022	58,121
	Total Education Services			421,575

	Energy Services - 1.6%
71,730	Alinta Holdings, Ltd. (2)	6.375	8/13/2019	72,896
35,000	Bowie Resource Holdings, LLC	11.750	8/16/2021	35,700
203,613	Stallion Oilfield Services, Ltd.	8.000	6/19/2018	207,727
	Total Energy Services			316,323

	Entertainment And Leisure - 4.3%
203,000	Easton-Bell Sports Inc.	6.500	4/14/2021	205,030
197,000	Easton-Bell Sports Inc.	10.250	4/14/2022	198,970
318,000	IMG Worldwide Holdings, LLC	5.250	5/06/2021	320,147
94,000	IMG Worldwide Holdings, LLC	8.250	3/21/2022	95,410
	Total Entertainment And Leisure			819,557

	Entertainment Services - 0.4%
74,813	Oceania Cruises, Inc.	5.250	7/02/2020	75,233

	Environmental Services - 1.0%
187,000	Enviromental Resources Management	5.000	5/09/2021	185,832

	Financial Services - 3.8%
94,000	Ascensus, Inc.	9.000	12/02/2020	96,115
185,000	Mergermarket USA, Inc.	4.500	2/04/2021	182,919
62,000	Mergermarket USA, Inc.	7.500	2/04/2022	61,729
198,495	NXT Capital, LLC	6.250	9/04/2018	200,479
195,435	Orchard Acquisition Company, LLC	7.000	2/08/2019	198,692
	Total Financial Services			739,934

	Food Service - 1.0%
195,508	Candy Intermediate Holdings, Inc.	7.500	6/18/2018	188,482
1,274	Fairway Food Market, Inc.	5.000	8/17/2018	1,261
	Total Food Service			189,743

	Forest Products - 1.2%
238,913	Vestcom International, Inc.	5.755	12/26/2018	239,211

	Gaming - 6.1%
66,000	Caesars Entertainment Operating Company	9.750	3/01/2017	65,440
173,640	Caesars Entertainment Operating Company, Inc.	9.500	10/31/2016	174,703
336,000	Caesars Entertainment Operating Company, Inc.	5.402	1/29/2018	313,987
437,903	Caesars Entertainment Resort Properties, LLC	7.000	10/11/2020	436,966
46,000	CBAC Borrower, LLC	8.250	7/02/2020	47,725
146,633	Mohegan Tribal Gaming Authority	5.500	11/19/2019	149,419
	Total Gaming			1,188,240

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2014

Pricipal Amount*		Rate (1)	Maturity	Value
	Gaming And Hotels - 1.8%
$283,000	Caesars Growth Properties Holdings, LLC	6.250%	5/10/2021	$282,011
68,000	Diamond Resorts Corporation	5.500	5/09/2021	68,595
	Total Gaming And Hotels			350,606

	Health Care Products - 1.1%
78,000	Acquisition Glacier II Inc.	4.250	1/29/2021	77,440
126,365	Water Pik, Inc.	5.750	7/08/2020	126,891
	Total Health Care Products			204,331

	Health Care Services - 4.8%
186,000	Aegis Toxicology Sciences Corporation	5.500	2/24/2021	188,093
49,000	GENEX Services	8.750	5/22/2022	49,327
57,000	Millennium Laboratories, LLC	5.250	4/16/2021	57,463
133,252	Onex Carestream Finance, LP	9.500	12/04/2019	136,250
241,429	Therakos, Inc.	7.500	12/27/2017	243,240
250,000	Therakos, Inc.	11.250	7/18/2018	256,875
	Total Health Care Services			931,248

	Human Resource Services - 0.6%
106,465	Trinet Group, Inc.	5.000	8/20/2020	107,464

	Insurance Services - 1.7%
93,000	CGSC of Delaware Holdings Corporation	8.250	10/05/2020	90,210
107,452	Confie Seguros Holding II Co.	5.750	11/09/2018	107,895
76,420	Cunningham Lindsey U.S. Inc.	5.000	12/10/2019	76,276
47,156	StoneRiver Holdings, Inc.	8.500	5/29/2020	47,480
	Total Insurance Services			321,861

	Manufacturing - 3.3%
109,807	Air Distribution Technologies, Inc.	9.250	5/11/2020	111,455
485	Ascend Performance Materials Ops, LLC	6.750	4/10/2018	482
108,740	Direct ChassisLink	8.250	11/30/2021	109,589
195,783	Grede LLC	4.508	5/02/2018	196,333
91,000	Pelican Products, Inc.	9.250	4/09/2021	92,365
134,311	WP CPP Holdings, LLC	4.750	12/27/2019	134,926
	Total Manufacturing			645,150

	Manufacturing Services - 1.2%
129,025	Distribution International, Inc.	7.500	7/16/2019	129,348
93,765	TMS International Corp.	4.500	10/16/2020	94,468
	Total Manufacturing Services			223,816

	Marine Transportation and Manufacturing - 2.9%
103,950	Commercial Barge Line Company	7.500	9/23/2019	104,730
234,000	Marine Acquisition Corp.	5.250	2/01/2021	235,755
216,472	Navios Maritime Partners L.P.	5.250	6/27/2018	219,178
	Total Marine Transportation and Manufacturing			559,663

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2014

Pricipal Amount*		Rate (1)	Maturity	Value
	Marketing Services - 1.9%
$44,000	Deluxe Entertainment Services Group Inc.	6.500%	2/28/2020	$43,890
222,972	Merrill Communications, LLC	5.750	3/08/2018	226,597
61,000	Penton Media, Inc	9.000	10/01/2020	61,686
24,116	YP, LLC	8.040	6/04/2018	24,357
	Total Marketing Services			356,530

	Media - 0.4%
31,674	Numericable U.S. LLC	4.500	4/23/2020	31,783
36,612	Numericable U.S. LLC	4.500	4/23/2020	36,737
	Total Media			68,520

	Multimedia - 5.6%
302,009	Encompass Digital Media, Inc.	6.750	8/10/2017	305,029
78,000	Extreme Reach, Inc.	6.750	1/24/2020	78,878
217,000	Extreme Reach, Inc.	10.500	1/22/2021	219,713
35,910	ION Media Networks, Inc.	5.000	12/18/2020	36,269
45,885	Learfield Communications, Inc	5.000	10/08/2020	46,286
8,000	Learfield Communications, Inc	8.750	10/08/2021	8,160
388,333	Playboy Enterprises, Inc.	7.250	3/06/2017	390,274
	Total Multimedia			1,084,609

	Pharmaceutical Products - 2.5%
178,018	Alvogen Pharma US, Inc	7.000	5/23/2018	180,243
296,450	Covis Pharma Holdings S.a r.l.	6.000	4/04/2019	296,944
	Total Pharmaceutical Products			477,187

	Printing & Publishing - 0.6%
119,000	Cengage Learning Acquisitions, Inc.	7.000	3/31/2020	120,874

	Professional & Business Services - 2.2%
64,000	Catalina Marketing Corporation	7.750	4/11/2022	63,920
223,000	Connolly Corporation	5.000	5/12/2021	225,370
129,000	Wyle Services Corporation	5.000	5/21/2021	129,323
	Total Professional & Business Services			418,613

	Real Estate Services - 1.5%
276,908	RentPath, Inc.	6.250	5/29/2020	279,677

	Relocation Services - 2.6%
495,000	Sirva Worldwide, Inc.	7.500	3/27/2019	506,138

	Retail - 2.7%
108,000	Bob's Discount Furniture, LLC	5.250	2/05/2021	103,410
62,000	Bob's Discount Furniture, LLC	9.000	2/07/2022	58,590
122,000	Payless ShoeSource	8.500	3/04/2022	122,610
186,000	US LBM Holdings, LLC	7.250	4/24/2020	185,070
56,571	Vince Intermediate Holding, LLC	6.000	11/27/2019	57,349
	Total Retail			527,029

	Service - 0.1%
26,000	ABG Intermediate Holdings 2 LLC	5.500	5/05/2021	25,935

Sound Point Floating Rate Income Fund
Schedule of Investments (Unaudited) (Continued)
May 31, 2014

Pricipal Amount*		Rate (1)	Maturity	Value
	Shipping & Ship Building - 0.4%
$69,000	Floatel Delaware LLC	6.000%	5/22/2020	$69,216

	Staffing Services - 0.1%
18,877	Allied Security Holdings LLC (2)	8.000	8/13/2021	18,995

	Steel - 0.8%
156,000	Grede Holdings LLC	4.750	5/21/2021	156,342

	Technology Services - 6.6%
222,320	Eastman Kodak Company	7.250	9/03/2019	224,821
155,610	GlobalLogic Holdings, Inc.	6.250	5/31/2019	150,164
78,000	Inmar Acquisition Sub, Inc.	4.250	1/27/2021	77,578
175,714	iQor US, Inc.	6.000	2/14/2021	168,027
46,667	iQor US, Inc.	9.750	4/01/2022	44,421
453,573	Latisys Corp.	6.500	3/06/2019	454,138
81,593	LTS Buyer LLC	8.000	4/12/2021	82,749
68,000	Systems Maintenance Services, Inc.	9.250	10/16/2020	67,660
	Total Technology Services			1,269,558

	Technology Software — 2.6%
495,000	Aderant North America, Inc.	9.500	12/20/2018	498,093

	Telecommunication Services - 5.2%
478,000	Global Tel*Link Corporation	9.000	11/23/2020	477,106
193,000	Nextgen Finance, LLC	5.000	5/08/2021	192,879
96,000	Securus Technologies, Inc.	9.000	4/30/2021	97,020
158,000	The Telx Group, Inc.	4.500	4/09/2020	158,155
69,000	The Telx Group, Inc.	7.500	4/02/2021	69,466
	Total Telecommunication Services			994,626

	Transportation - 0.3%
58,000	Lineage Logistics, LLC	4.500	4/07/2021	57,625

	Travel Services - 1.8%
141,075	Apple Leisure Group	7.000	2/28/2019	141,780
106,425	Apple Leisure Group	7.000	2/28/2019	106,957
100,243	Travelport, LLC	6.250	6/26/2019	102,634
	Total Travel Services			351,371

	Total Bank Loans (Cost $18,524,942)			18,807,872

	Total Investments -97.6% (Cost $18,524,942)			$18,807,872
	Other Assets in Excess of Liabilities - 2.4%			463,880
	Net Assets - 100.0%			$19,271,752

Percentages are stated as a percent of net assets.

Footnotes:
*	The Principal amount is stated in U.S. Dollars unless otherwise stated
(1)	Variable rates securities. Rates disclosed as of May 31, 2014
(2)	Unfunded loan commitment

Valuation of Investments

The Fund’s investments in fixed income securities are generally valued using the prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the valuation policies and procedures approved by the Trust’s Board of Trustees (the “Board”).

The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable loan quotations from loan dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine the current value.

The Fund’s investments in bank loans are normally valued at the mid between the bid and ask obtained from dealers in loans by an independent pricing service in accordance with the Trust’s valuation policies and procedures approved by the Board.

In certain cases authorized pricing service vendors may not provide prices for a security held by the Fund, or the price provided by such pricing service vendor is deemed unreliable by the Adviser. In such cases, the Fund may use market maker quotations provided by an established market maker for that security (i.e., broker quotes) to value the security if the Adviser has experience obtaining quotations from the market maker and the Adviser determines that quotations obtained from the market maker in the past have generally been reliable (or, if the Adviser has no such experience with respect to a market maker, it determines based on other information available to it that quotations to be obtained by it from the market maker are reasonably likely to be reliable). In any such case, the Adviser will review any market quotations so obtained in light of other information in its possession for their general reliability.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans and the private syndication thereof, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Valuation adjustments are not applied to Level 1 investments.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these investments does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Bank Loans - The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed.  Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets: Fixed Income:
Bank Loans (a)	$-	$18,807,872	$-	$18,807,872
Total Assets	$-	$18,807,872	$-	$18,807,872

(a)	All other industry classifications are identified in the Schedule of Investments.

Income Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code (“Code”) in order to qualify as a regulated investment company (“RIC”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes all of its taxable income and net capital gains to its shareholders.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$18,524,942
Gross unrealized appreciation	309,766
Gross unrealized depreciation	(26,836)
Net unrealized appreciation	$282,930

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/ Christopher E. Kashmerick
               Christopher E. Kashmerick, President and Principal Executive Officer

Date    July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Russell B. Simon
               Russell B. Simon, Treasurer and Principal Financial Officer

Date    July 25, 2014